(11) Income Taxes: Schedule of Effective Income Tax Rate Reconciliation (Tables) (Scenario, Previously Reported)	9 Months Ended
Jun. 30, 2013
Scenario, Previously Reported
Tables/Schedules
Schedule of Effective Income Tax Rate Reconciliation

	Fiscal Years Ended
	September 30,
	2012	2011
Federal income tax benefit at statutory rate	$ 5,936,000	$ 3,363,000
State income tax benefit, net of federal income tax effect	576,000	326,000
Change in estimated tax rate and gain (loss) on non-deductible expenses	(2,068,000)	(98,000)
Change in valuation allowance	(4,444,000)	(3,591,000)
Benefit for income taxes	$ 0	$ 0